LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Investment Objectives and Goals - LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (Standard and Service Class)Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”) is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.